Exhibit 99.4

Report of Independent Accountants on Applying
Agreed-Upon Procedures

CSFR Holdings I, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by CSFR Holdings I, L.P. (the “Company,” as the engaging party), Morgan Stanley & Co. LLC, and BofA Securities, Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Data Tape (as defined below) with respect to the FirstKey Homes 2022-SFR1 securitization (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 856 Properties, which the Specified Parties instructed us to select randomly from the initial pool of 3,292 assets identified by the Company as being the properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

PricewaterhouseCoopers LLP, 655 New York Ave, NW, Suite 1100, Washington DC, 20001
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•
The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Property Cut-Off Date” refers to February 28, 2022.

•	The phrase “Box” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month-to-month basis.

•	The phrase “Lease Review Date” refers to information provided by the Company from February 10, 2022 to March 14, 2022.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Date of Lease Start	Acquisition Type
Date of Lease End	Acquisition Date
Underwritten Gross Potential Rent (Monthly) ($)	Purchase Price - HUD Review GRC
Forward Lease Start Date

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•
An electronic data file labeled “FKH2022-SFR1 2.28.2022 v4 EXT.xlsx”, received on March 17, 2022, containing the Sample Attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Data Tape”);

•	Certain lease and purchase documentation relating to the Properties that were made available on Box or via email, as applicable (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	A worksheet labeled “BPO” embedded in an electronic data file labeled “FKH2022-SFR1 PWC Backup File - Tape.xlsx” (the “BPO Results File”);
o	A worksheet labeled “HOA” embedded in an electronic data file labeled “FKH2022-SFR1 PWC Backup File - Tape.xlsx” (the “HOA Support File”);
o	A worksheet labeled “MSA” embedded in an electronic data file labeled “FKH2022-SFR1 PWC Backup File - Tape.xlsx” (the “MSA Mapping File”);
o	A worksheet labeled “Investment Basis” embedded in an electronic data file labeled “FKH2022-SFR1 PWC Backup File - Tape.xlsx” (the “Investment Basis File”);
o	A worksheet labeled “Insurance” embedded in an electronic data file labeled “FKH2022-SFR1 PWC Backup File - Tape.xlsx” (the “Insurance Support File”); and
o	A worksheet labeled “Tax” embedded in an electronic data file labeled “FKH2022-SFR1 PWC Backup File - Tape.xlsx” (the “Property Tax File”).

Procedures Performed

1.
Using the Data Tape, we randomly selected 856 Properties (the “Sample Properties”) from the 3,292 Properties represented in the Data Tape.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown in the Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Data Tape for the Sample Properties to the Source Documents and found them to be in agreement.

2.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure in the Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values in the Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included in the Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

Washington, DC
March 22, 2022

Exhibit 1

Sample Attribute: Date of Lease Start

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Start procedure, for Properties where the Occupancy data attribute equals “Occupied”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the Occupancy data attribute equals “MTM”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied” or “MTM”, we compared the Date of Lease Start Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease End

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease End procedure, for Properties where the Occupancy data attribute equals “Occupied”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the Occupancy data attribute equals “MTM”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied” or “MTM”, we compared the Date of Lease End Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Underwritten Gross Potential Rent (Monthly) ($)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Occupancy data attribute equals “Occupied”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the Occupancy data attribute equals “MTM”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied” or “MTM”, we compared the Underwritten Gross Potential Rent (Monthly) ($) Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If a settlement statement is available for the applicable Property and only one property is listed on that settlement statement, compared the Acquisition Type Sample Attribute to “1x1”.

2)	If a settlement statement is available for the applicable Property and more than one property is listed on that settlement statement, compared the Acquisition Type Sample Attribute to “Bulk”.

3)	If a bid receipt is available for the applicable Property and only one property is listed on that bid receipt, compared the Acquisition Type Sample Attribute to “1x1”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Date Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Date Sample Attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price - HUD Review GRC

Tolerance Level: +/- $10

Comparison Instructions:

1)
If a settlement statement is available, compared the Purchase Price - HUD Review GRC Sample Attribute to information available in the settlement statement.  If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price - HUD Review GRC Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price - HUD Review GRC Sample Attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either a purchase agreement, settlement statement, or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price - HUD Review GRC Sample Attribute to information available in the applicable bulk sale schedule.

Sample Attribute: Forward Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For Properties where the Occupancy data attribute equals “Forward Lease”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into after the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Forward Lease”, we compared the Forward Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Exhibit 2

Data Field	Procedure	Calculation	Data File(s)	Comments
Purchase Price (Book)	Data Tape to Supplemental Data File electronic comparison	n/a	Investment Basis File
Total Investment Basis	Data Tape to Supplemental Data File electronic comparison	n/a	Investment Basis File
BPO Value	Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File Data Tape (Property Type)
BPO Date	Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip Code	Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Closest MSA	Data Tape to Supplemental Data File electronic comparison	n/a	MSA Mapping File
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease End - Date of Lease Start) / 30	Data Tape (Date of Lease End, Date of Lease Start, Occupancy)	For “Vacant” and “Forward Lease” properties, the Original Length of Lease (months) was calculated to be zero. Calculation rounded to the nearest integer.
Remaining Lease Term (months)	Recalculate and compare	Recalculation: (Date of Lease End – Property Cut-Off Date) / 30	Data Tape (Date of Lease End, Occupancy, MTM)	For “Vacant”, “Forward Lease”, and “MTM” properties, no recalculation was performed.

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Gross Potential Rent (Annual) ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Monthly) ($) * 12	Data Tape (Underwritten Gross Potential Rent (Monthly) ($))
Underwritten Annual Other Income ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) * 3%	Data Tape (Underwritten Gross Potential Rent (Annual) ($))
Total Annual Underwritten Gross Income ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) + Underwritten Annual Other Income ($)	Data Tape (Underwritten Gross Potential Rent (Annual) ($), Underwritten Annual Other Income ($))
Underwritten Annual Vacancy ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) * -5.5%	Data Tape (Underwritten Gross Potential Rent (Annual) ($))
Most Recent Estimated/Actual Real Estate Taxes ($)	Data Tape to Supplemental Data File electronic comparison	n/a	Property Tax File
Underwritten Annual Property Management Fee ($)	Recalculate and compare	Recalculation: (Total Annual Underwritten Gross Income ($) + Underwritten Annual Vacancy ($)) * -6%	Data Tape (Total Annual Underwritten Gross Income ($), Underwritten Annual Vacancy ($))	For the avoidance of doubt, the Underwritten Annual Vacancy ($) data field is shown as a negative value in the Data Tape.
Underwritten Annual HOA Fees ($)	Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Annual Actual Insurance ($)	Data Tape to Supplemental Data File electronic comparison	n/a	Insurance Support File
Underwritten Annual Repairs and Maintenance ($)	Recalculate and compare	Recalculation: -$950 per Property	n/a
Underwritten Annual Turnover Costs ($)	Recalculate and compare	Recalculation: -$625 per Property	n/a
Underwritten Annual Marketing and Leasing Costs ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Monthly) ($) * (-1/3)	Data Tape (Underwritten Gross Potential Rent (Monthly) ($))

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Other Expenses ($)	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent (Annual) ($) * -2%	Data Tape (Underwritten Gross Potential Rent (Annual) ($))
Total Annual Underwritten Expenses ($)	Recalculate and compare
Recalculation: Most Recent Estimated/Actual Real Estate Taxes ($) + Underwritten Annual Property Management Fee ($) + Underwritten Annual HOA Fees ($) + Annual Actual Insurance ($) + Underwritten Annual Repairs and Maintenance ($) + Underwritten Annual Turnover Costs ($) + Underwritten Annual Marketing and Leasing Costs ($) + Underwritten Annual Other Expenses ($)

Data Tape (Most Recent Estimated/Actual Real Estate Taxes ($), Underwritten Annual Property Management Fee ($), Underwritten Annual HOA Fees ($), Annual Actual Insurance ($), Underwritten Annual Repairs and Maintenance ($), Underwritten Annual Turnover Costs ($), Underwritten Annual Marketing and Leasing Costs ($), Underwritten Annual Other Expenses ($))

Underwritten Annual Net Operating Income ($)	Recalculate and compare	Recalculation: Total Annual Underwritten Gross Income ($) + Underwritten Annual Vacancy ($) + Total Annual Underwritten Expenses ($)	Data Tape (Total Annual Underwritten Gross Income ($), Underwritten Annual Vacancy ($), Total Annual Underwritten Expenses ($))	For the avoidance of doubt, the Underwritten Annual Vacancy ($) and Total Annual Underwritten Expenses ($) data fields are shown as a negative value in the Data Tape.
Underwritten Annual CapEx Reserve ($)	Recalculate and compare	Recalculation: -$750 per Property	n/a
Underwritten Annual Net Cash Flow ($)	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income ($) + Underwritten Annual CapEx Reserve ($)	Data Tape (Underwritten Annual Net Operating Income ($), Underwritten Annual CapEx Reserve ($))	For the avoidance of doubt, the Underwritten Annual CapEx Reserve ($) data field is shown as a negative value in the Data Tape.
Address (Street)	Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File Data Tape (Property Type)
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-Off Date - Acquisition Date) / 30	Data Tape (Acquisition Date)